Cash and cash equivalents (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Current
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	₨ 974		₨ 454		₨ 440
Total restricted cash	974	$ 10	454		440
Current
Cash and cash equivalents	4,098	43	4,997		4,106
Other bank deposits (maturity period more than 3 months)	0	0	1,307		1,289
Total Non restricted cash	4,098		6,304		5,395
Total cash (a+b)	5,072		6,758		5,835
Bank overdraft used for cash management purposes	0	0	(326)		(487)
Bank deposits held under lien against borrowings / guarantees from banks / Government authorities	(974)		(454)		(440)
Other bank deposits (maturity period more than 3 months)	0		1,307		1,289
Cash and cash equivalents for the statement of cash flows	₨ 4,098	$ 42	₨ 4,671	$ 49	₨ 3,619	₨ 2,699